Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Income Taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Major components of tax expense (income) [abstract]
Current income taxes	€ (1.7)	€ (0.5)	€ (0.1)
Deferred income taxes	0.1	2.4	3.7
Total	€ (1.6)	€ 1.9	€ 3.6